CONSOLIDATED BALANCE SHEETS - USD ($)	May 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Current
Cash	$ 4,591,761	$ 6,499,885	$ 1,352,102
Marketable securities	33,540	55,807	125,642
Accounts receivable	358,129	154,477	126,686
Prepaid expenses and other current assets	823,348	1,187,817	546,783
Total Current Assets	5,806,778	7,897,986	2,151,213
Total Current Assets	5,806,778	7,897,986	2,151,213
Non-current assets, net
Long-term receivables	64,014	63,575	48,559
Right of use assets	114,015	134,843	167,446
Intellectual property, net	516,420	516,676	462,625
Property & equipment, net	240,139	254,709	254,143
Total Non-current Assets	934,588	969,803	932,773
TOTAL ASSETS	6,741,366	8,867,789	3,083,986
Current Liabilities
Accounts payable and accrued liabilities	1,458,259	1,066,409	239,941
Deferred revenue	0	4,963	0
Lease liability, current	29,872	28,047	27,794
Total Current Liabilities	1,488,131	1,099,419	267,735
Lease liabilities - non-current	86,714	109,319	136,173
TOTAL LIABILITIES	1,574,845	1,208,738	403,908
Stockholders' Equity
Share Capital Authorized: 220,000,000 common voting shares with a par value of $0.001 per share Common shares issued and outstanding: 19,559,179 and 19,459,179, respectively, at May 31, 2025, and 15,810,205 at August 31, 2024	19,559	15,810	8,091
Additional paid-in capital	66,378,362	59,599,178	48,799,454
Accumulated Deficit	(60,764,775)	(51,558,772)	(45,763,427)
Accumulated other comprehensive loss	(81,073)	(19,816)	0
Equity attributable to shareholders of Lexaria	5,552,073	8,036,400	3,044,118
Equity attributable to shareholders of Lexaria	5,552,073	8,036,400	3,044,118
Non-controlling Interest	(385,552)	(377,349)	(364,040)
Total Stockholders' Equity	5,166,521	7,659,051	2,680,078
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	6,741,366	8,867,789	3,083,986
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,741,366	$ 8,867,789	$ 3,083,986